Guarantor and Non-Guarantor Financial Statements	3 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 18 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 8.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes (c) certain of the U.S. subsidiaries, which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

March 31, 2015

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$33,602	$—	$75	$1,826	$23,141	$8,560
Intercompany receivables - current	—	(227,829)	504	156,713	37,598	33,014
Accounts receivable, net	210,591	—	—	—	194,115	16,476
Related party receivables	14,245	—	—	—	14,245	—
Inventories, net	228,560	—	—	—	196,032	32,528
Deferred tax assets	26,723	—	—	144	24,760	1,819
Other current assets	22,775	—	5	2,223	14,144	6,403

Total current assets	536,496	(227,829)	584	160,906	504,035	98,800
Property, plant and equipment, net	163,647	—	—	—	119,890	43,757
Investment in subsidiaries	—	(831,169)	110,042	613,123	108,004	—
Goodwill	306,742	—	—	—	278,572	28,170
Other intangible assets, net	303,811	—	—	—	299,035	4,776
Intercompany receivables non-current	—	(102,076)	102,071	—	5	—
Deferred financing costs, net	10,787	—	—	10,787	—	—
Other long-term assets	741	—	—	—	577	164

Total assets	$1,322,224	$(1,161,074)	$212,697	$784,816	$1,310,118	$175,667

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$134,982	$—	$—	$—	$110,402	$24,580
Current maturities of long-term debt	33,164	—	—	33,000	159	5
Related party payables	3,714	—	3,148	—	20	546
Intercompany payables - current	—	(227,829)	—	—	198,445	29,384
Product returns liability	36,089	—	—	—	35,623	466
Interest payable	4,459	—	—	4,459	—	—
Accrued expenses and other current liabilities	52,310	—	3,594	(6,462)	47,579	7,599

Total current liabilities	264,718	(227,829)	6,742	30,997	392,228	62,580
Long-term debt, less current maturities	684,292	—	—	684,003	274	15
Pension and other post-retirement liabilities	97,418	—	—	—	96,513	905
Deferred tax liabilities	67,249	—	—	(40,226)	104,266	3,209
Intercompany payables - non-current	—	(102,076)	—	—	102,071	5
Long-term related party payables	101	—	—	—	101	—
Other long-term liabilities	2,491	—	—	—	1,542	949
Total shareholder’s equity (deficit)	205,955	(831,169)	205,955	110,042	613,123	108,004

Total liabilities and shareholder’s equity (deficit)	$1,322,224	$(1,161,074)	$212,697	$784,816	$1,310,118	$175,667

Condensed Consolidating Balance Sheet

December 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$44,468	$—	$75	$2,626	$31,945	$9,822
Intercompany receivables - current	—	(255,603)	2,071	179,121	39,306	35,105
Accounts receivable, net	216,473	—	—	—	197,306	19,167
Related party receivables	17,208	—	—	—	17,208	—
Inventories, net	230,924	—	—	—	199,400	31,524
Deferred tax assets	30,901	—	—	1,466	27,649	1,786
Other current assets	19,926	—	4	2,163	10,590	7,169

Total current assets	559,900	(255,603)	2,150	185,376	523,404	104,573
Property, plant and equipment, net	168,834	—	—	—	123,938	44,896
Investment in subsidiaries	—	(863,410)	128,077	624,563	110,770	—
Goodwill	308,080	—	—	—	278,571	29,509
Other intangible assets, net	310,351	—	—	—	304,895	5,456
Intercompany receivables non-current	—	(100,005)	100,000	—	5	—
Deferred financing costs, net	11,578	—	—	11,578	—	—
Other long-term assets	1,380	—	—	—	681	699

Total assets	$1,360,123	$(1,219,018)	$230,227	$821,517	$1,342,264	$185,133

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$143,618	$—	$—	—	114,834	28,784
Current maturities of long-term debt	23,166	—	—	23,000	159	7
Related party payables	2,450	—	1,706	—	—	744
Intercompany payables - current	—	(255,603)	—	3,160	220,709	31,734
Product returns liability	37,635	—	—	—	37,150	485
Interest payable	13,083	—	—	13,083	—	—
Accrued expenses and other current liabilities	50,869	—	2,940	(6,753)	47,668	7,014

Total current liabilities	270,821	(255,603)	4,646	32,490	420,520	68,768
Long-term debt, less current maturities	684,998	—	—	684,679	301	18
Pension and other post-retirement liabilities	97,720	—	—	—	96,906	814
Deferred tax liabilities	78,254	—	—	(23,729)	98,185	3,798
Intercompany payables - non-current	—	(100,005)	—	—	100,000	5
Long-term related party payables	101	—	—	—	101	—
Other long-term liabilities	2,648	—	—	—	1,688	960
Total shareholder’s equity (deficit)	225,581	(863,410)	225,581	128,077	624,563	110,770

Total liabilities and shareholder’s equity (deficit)	$1,360,123	$(1,219,018)	$230,227	$821,517	$1,342,264	$185,133

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended March 31, 2015

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$245,542	$(38,520)	$—	$—	$231,170	$52,892
Cost of sales	227,518	(38,520)	—	9	219,576	46,453

Gross profit	18,024	—	—	(9)	11,594	6,439
Operating expenses
Selling, general and administrative	(16,961)	—	—	(263)	(14,726)	(1,972)
Amortization of acquired intangible assets	(5,511)	—	—	—	(5,309)	(202)
Restructuring costs, net	(329)	—	—	—	(329)	—

Operating (loss) income	(4,777)	—	—	(272)	(8,770)	4,265
Other expense
Interest (expense) income, net	(9,218)	—	4,788	(14,016)	1	9
Intercompany interest	—	—	511	5,568	(6,079)	—
Miscellaneous, net	(2,441)	—	(871)	(2)	(1,563)	(5)

(Loss) income before income taxes	(16,436)	—	4,428	(8,722)	(16,411)	4,269
Income tax benefit (expense)	4,171	—	(1,484)	2,117	4,989	(1,451)

Net (loss) income before equity in earnings of subsidiaries	(12,265)	—	2,944	(6,605)	(11,422)	2,818
Equity (deficit) in earnings of subsidiaries	—	20,995	(15,209)	(8,604)	2,818	—

Net (loss) income	$(12,265)	$20,995	$(12,265)	$(15,209)	$(8,604)	$2,818

Comprehensive (loss) income	$(19,626)	$44,685	$(34,455)	$(18,035)	$(11,430)	$(391)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended March 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$251,624	$(37,205)	$—	$—	$236,154	$52,675
Cost of sales	219,057	(37,205)	—	(6)	211,418	44,850

Gross profit	32,567	—	—	6	24,736	7,825
Operating expenses
Selling, general and administrative	(18,159)	—	—	(182)	(16,110)	(1,867)
Amortization of acquired intangible assets	(5,547)	—	—	—	(5,309)	(238)
Restructuring costs, net	(4,109)	—	—	—	(4,000)	(109)

Operating income (loss)	4,752	—	—	(176)	(683)	5,611
Other expense
Interest (expense) income, net	(18,951)	—	(5,241)	(13,726)	(5)	21
Intercompany interest	—	—	492	5,568	(5,998)	(62)
Miscellaneous, net	(1,558)	—	1	—	(1,566)	7

(Loss) income before income taxes	(15,757)	—	(4,748)	(8,334)	(8,252)	5,577
Income tax benefit (expense)	3,215	—	423	2,928	1,376	(1,512)

Net (loss) income before equity in earnings of subsidiaries	(12,542)	—	(4,325)	(5,406)	(6,876)	4,065
Equity (deficit) in earnings of subsidiaries	—	6,963	(8,217)	(2,811)	4,065	—

Net (loss) income	$(12,542)	$6,963	$(12,542)	$(8,217)	$(2,811)	$4,065

Comprehensive (loss) income	$(7,321)	$(32,385)	$16,394	$(2,996)	$2,410	$9,256

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2015

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(13,545)	$—		$(10,050)	$(5,811)	$2,316

Cash flows from investing activities:
Capital expenditures	(6,153)	—	—	—	(5,327)	(826)

Net cash used in investing activities	(6,153)	—	—	—	(5,327)	(826)

Cash flows from financing actvities:
Revolver borrowings	10,000	—	—	10,000	—	—
Debt repayments	(784)	—	—	(750)	(34)	—
Intercompany dividends received (paid)	—	—	—	—	2,368	(2,368)

Net cash provided by (used in) financing activities	9,216	—	—	9,250	2,334	(2,368)
Effect of exchange rate changes on cash	(384)	—	—	—	—	(384)

Net decrease in cash and cash equivalents	(10,866)	—	—	(800)	(8,804)	(1,262)
Cash and cash equivalents at beginning of period	44,468	—	75	2,626	31,945	9,822

Cash and cash equivalents at end of period	$33,602	$—	$75	$1,826	$23,141	$8,560

Condensed Consolidating Statement of Cash Flows (Unaudited)

Three Months Ended March 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(27,426)	$—	$3	$750	$(29,915)	$1,736

Cash flows from investing activities:
Capital expenditures	(10,576)	—	—	—	(7,936)	(2,640)
Proceeds from sale of property, plant and equipment	740	—	—	—	354	386

Net cash used in investing activities	(9,836)	—	—	—	(7,582)	(2,254)
Cash flows from financing activities:
Debt repayments	(768)	—	—	(750)	(15)	(3)
Intercompany divdend (paid) received	—	—	—	—	3,753	(3,753)

Net cash (used in) provided by financing activities	(768)	—	—	(750)	3,738	(3,756)
Effect of exchange rate changes on cash	(35)	—	—	—	—	(35)

Net (decrease) increase in cash and cash equivalents	(38,065)	—	3	—	(33,759)	(4,309)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$38,554	$—	$4	$3,026	$23,648	$11,876